Commitments and Contingencies - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 20, 2023	Mar. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Underwriting discount per public unit paid in cash		$ 0.2	$ 0.2
Deferred underwriting commissions per public unit		$ 0.4	$ 0.4
Aggregate deferred underwriting commissions		$ 9,200,000	$ 9,200,000
Wells Fargo Securities LLC
Other Commitments [Line Items]
Deferred underwriting fee waiver amount	$ 6,440,000
Over-Allotment Option
Other Commitments [Line Items]
Underwriters option period		45 days	45 days
Option to purchase additional public units to cover over-allotments		3,000,000	3,000,000
Over-allotment option, exercise date		Sep. 28, 2021	Sep. 28, 2021
Subsequent Event | Wells Fargo Securities LLC
Other Commitments [Line Items]
Deferred underwriting fee waiver amount	$ 6,440,000